UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

COPY TO:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

[LOGO] Morgan Stanley

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

MORGAN STANLEY

INSTITUTIONAL FUND OF HEDGE

FUNDS LP

Financial Statements (Unaudited)

For the Period from January 1, 2005 to June 30, 2005

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Financial Statements (Unaudited)

For the Period from January 1, 2005 to June 30, 2005

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Assets, Liabilities and Partners’ Capital (Unaudited)

June 30, 2005

Assets
Investments in investment funds, at fair value (cost $1,510,915,049)	$1,688,906,474
Cash and cash equivalents, (cost $17,457,771)	17,457,771
Purchased options, at fair value (cost $986,800)	816,939
Due from broker	68,055,451
Receivable for investments sold	1,033,735
Unrealized appreciation on swap contracts	1,451,770
Other assets	36,090

Total assets	1,777,758,230

Liabilities
Management fee payable	1,625,669
Unrealized depreciation on swap contracts	709,065
Directors’ fee payable	23,035
Accrued expenses and other liabilities	791,203

Total liabilities	3,148,972

Net assets	$1,774,609,258

Partners’ capital
Represented by:
Net capital contributions	$1,578,421,549
Accumulated net investment loss	(5,393,973)
Accumulated net realized gain from investments	23,017,413
Accumulated net unrealized appreciation on investments	178,564,269

Total partners’ capital	$1,774,609,258

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Operations (Unaudited)

For the Period from January 1, 2005 to June 30, 2005

Investment income
Interest	$713,778

Expenses
Management fees	4,903,193
Accounting and administration fees	546,243
Legal fees	325,002
Insurance expense	125,603
Directors’ fees	15,074
Other	192,636

Total expenses	6,107,751

Net investment loss	(5,393,973)

Realized and unrealized gain (loss) from investments:
Net realized gain from investments in investment funds	19,458,246
Net realized gain from purchased options	1,215,060
Net realized gain from swap contracts	2,344,107

Net realized gain from investments	23,017,413

Net change in unrealized appreciation on investments in investment funds	2,298,940
Net change in unrealized depreciation on purchased options	(169,861)
Net change in unrealized appreciation on swap contracts	(2,173,718)

Net change in unrealized appreciation on investments	(44,639)

Net realized and unrealized gain from investments	22,972,774

Net increase in partners’ capital resulting from operations	$17,578,801

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statements of Changes in Partners’ Capital

	General Partner	Limited Partners	Total
Partners’ capital at December 31, 2003	$33,262,413	$1,063,536,184	$1,096,798,597

For the year ended December 31, 2004
Increase (decrease) in partners’ capital:
From operations
Net investment loss	(265,080)	(10,681,208)	(10,946,288)
Net realized gain from investments	110,292	3,349,182	3,459,474
Net change in unrealized appreciation on investments	1,754,175	80,501,291	82,255,466

Net increase in partners’ capital resulting from operations	1,599,387	73,169,265	74,768,652

From partners’ capital transactions
Proceeds from partner subscriptions	—	565,540,272	565,540,272
Payments for partner redemptions	(8,775,000)	(10,917,591)	(19,692,591)
Reallocation of performance incentive	54,887	(54,887)	—

Net increase (decrease) in partners’ capital from capital transactions	(8,720,113)	554,567,794	545,847,681

Total increase (decrease) in partners’ capital	(7,120,726)	627,737,059	620,616,333

Partners’ capital at December 31, 2004	$26,141,687	$1,691,273,243	$1,717,414,930

For the period from January 1, 2005 to June 30, 2005 (Unaudited)
Increase (decrease) in partners’ capital:
From operations
Net investment loss	$(79,855)	$(5,314,118)	$(5,393,973)
Net realized gain from investments	341,430	22,675,983	23,017,413
Net change in unrealized appreciation on investments	(2,035)	(42,604)	(44,639)

Net increase in partners’ capital resulting from operations	259,540	17,319,261	17,578,801

From partners’ capital transactions
Proceeds from partner subscriptions	—	60,358,858	60,358,858
Payments for partner redemptions	—	(20,743,331)	(20,743,331)
Reallocation of performance incentive	—	—	—

Net increase in partners’ capital from capital transactions	—	39,615,527	39,615,527

Total increase in partners’ capital	259,540	56,934,788	57,194,328

Partners’ capital at June 30, 2005	$26,401,227	$1,748,208,031	$1,774,609,258

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2005 to June 30, 2005

Cash flows from operating activities
Net increase in partners’ capital resulting from operations	$17,578,801
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Net realized gain from investments	(23,017,413)
Net change in unrealized appreciation on investments	44,639
Purchase of investments in investment funds	(178,500,000)
Purchase of options	(1,594,450)
Proceeds from sales of investments in investment funds	125,650,036
Proceeds from closing of options	1,822,710
Net proceeds from settlement of swap contracts	2,344,107
Increase in due from broker	(30,986,751)
Decrease in receivable for investments sold	60,620,330
Decrease in other assets	124,079
Increase in management fee payable	48,721
Decrease in directors’ fee payable	(459)
Increase in accrued expenses and other liabilities	307,363

Net cash used in operating activities	(25,558,287)

Cash flows from financing activities
Proceeds from partner subscriptions	60,358,858
Payments for partner redemptions	(24,600,043)

Net cash provided by financing activities	35,758,815

Net increase in cash and cash equivalents	10,200,528
Cash and cash equivalents at beginning of period	7,257,243

Cash and cash equivalents at end of period	$17,457,771

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

June 30, 2005

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	First Available Redemption Date *	Liquidity **
Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$12,400,973	$12,038,224	0.68%	N/A	Quarterly
Lydian Partners II L.P.	7/1/2002	23,750,000	26,907,544	1.52	N/A	Quarterly

Total Convertible Arbitrage		36,150,973	38,945,768	2.20

Credit Trading and Capital Structure Arbitrage
Artesian Credit Arbitrage Total Return Fund LP	4/1/2004	20,000,000	21,142,906	1.19	N/A	Quarterly
Blue Mountain Credit Alternatives Fund L.P.	6/1/2004	37,500,000	35,223,850	1.98	N/A	Monthly
D.E. Shaw Laminar Fund, L.L.C.	7/1/2002	28,750,000	53,762,438	3.03	N/A	Quarterly
Fir Tree Recovery Fund, L.P.	7/1/2002	15,500,000	23,553,710	1.33	N/A	2 Years
KBC Credit Arbitrage Fund L.P.	1/1/2003	10,000,000	11,753,896	0.66	N/A	Monthly
KBC Return Enhancement Fund L.P.	9/1/2003	20,000,000	19,210,537	1.08	8/31/2005	Monthly
Mariner - Credit Risk Advisors Relative Value Fund, LP	9/1/2003	13,000,000	14,398,371	0.81	N/A	Quarterly
Par IV Fund, L.P.	11/1/2004	12,000,000	12,576,880	0.71	12/31/2005	Quarterly
Pequot Credit Opportunities Fund, L.P.	7/1/2003	18,250,000	19,628,372	1.11	N/A	Quarterly
Solent Relative Value Credit Fund L.P. (formerly Solent Global Credit Fund, L.P.)	11/1/2004	34,000,000	34,967,825	1.97	N/A	Quarterly
Trilogy Financial Partners, L.P.	1/1/2003	8,000,000	10,259,780	0.58	N/A	Quarterly

Total Credit Trading and Capital Structure Arbitrage		217,000,000	256,478,565	14.45

Fixed Income Arbitrage
Endeavour Fund I LLC	3/1/2004	24,450,000	25,555,383	1.44	N/A	Quarterly
The Precept Domestic Fund II, L.P.	11/1/2004	20,971,155	19,017,060	1.07	12/31/2005	Quarterly
Vega Relative Value Fund Limited	7/1/2002	24,750,000	28,185,936	1.59	N/A	Monthly

Total Fixed Income Arbitrage		70,171,155	72,758,379	4.10

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2005

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital	First Available Redemption Date *	Liquidity **
Investment Funds (continued)

Long Only Distressed
Avenue Asia Investments, L.P.	7/1/2002	$18,100,000	$26,760,935		1.51%	N/A	Annually
Avenue Europe Investments, L.P.	8/1/2004	18,000,000	19,256,807		1.08	9/30/2005	Quarterly
ORN European Distressed Debt Fund LLC	11/1/2003	9,131,840	11,295,598		0.64	N/A	Quarterly

Total Long Only Distressed		45,231,840	57,313,340		3.23

Long-Short
Amici Associates, L.P.	5/1/2004	20,000,000	21,130,427		1.19	N/A	Quarterly
Atlas Capital (QP), L.P.	8/1/2004	27,000,000	27,776,652		1.56	9/30/2005	Quarterly
Bryn Mawr Capital, L.P.	10/1/2002	9,987,725	12,145,441		0.68	N/A	Quarterly
Delta Institutional, LP	3/1/2004	32,400,000	36,530,740		2.06	N/A	Quarterly
Durban Capital, L.P.	7/1/2004	7,750,000	8,119,103		0.46	N/A	Quarterly
Elm Ridge Capital Partners, L.P.	7/1/2004	14,000,000	14,057,670		0.79	N/A	Quarterly
FrontPoint Healthcare Fund, L.P.	5/1/2003	22,000,000	24,516,105		1.38	N/A	Quarterly
Gotham Asset Management (U.S.), L.P.	8/1/2003	14,500,000	17,347,319		0.98	N/A	Annually
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	14,000,000	14,665,337		0.83	N/A	Quarterly
Intrepid Capital Fund (QP), L.P.	7/1/2004	15,500,000	16,419,852		0.93	N/A	Quarterly
Karsch Capital II, LP	5/1/2004	21,000,000	22,637,892		1.28	N/A	Quarterly
Lancer Partners, L.P.	7/1/2002	15,625,000	—	(a)	0.00	N/A		(b)
Lansdowne Global Financials Fund, L.P.	10/1/2004	21,000,000	24,203,759		1.36	9/30/2005	Monthly
Maverick Fund USA, Ltd.	7/1/2002	21,875,000	27,221,378		1.53	N/A	Annually
Tiger Consumer Partners, L.P.	9/1/2003	5,000,000	5,428,820		0.31	N/A	Quarterly
Tiger Technology, L.P.	1/1/2003	6,500,000	10,752,708		0.61	6/30/2006	Annually
Trivium Institutional Onshore Fund, LP	6/1/2004	27,058,189	27,940,749		1.57	N/A	Monthly
Value Partners China Hedge Fund LLC	2/1/2005	8,000,000	7,861,460		0.44	N/A	Monthly

Total Long-Short		303,195,914	318,755,412		17.96

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2005

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital	First Available Redemption Date *		Liquidity **
Investment Funds (continued)

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	$40,750,000	$52,139,179		2.94%	N/A		Annually
Highland Opportunity Fund, L.P.	8/1/2002	29,500,000	32,781,003		1.85	N/A		Quarterly
Metacapital Fixed Income Relative Value Fund, L.P.	7/1/2003	33,000,000	34,332,362		1.94	N/A		Quarterly
MKP Partners, L.P.	10/1/2004	41,000,000	41,188,609		2.32	9/30/2005		Quarterly
Parmenides Fund, L.P.	9/1/2003	38,000,000	41,379,896		2.33	N/A		Monthly
Safe Harbor Fund, L.P. (c)	7/1/2002	18,750,000	8,929,428	(a)	0.50	N/A		(b	)
Smith Breeden Mortgage Partners L.P.	12/1/2004	6,500,000	6,590,242		0.37	N/A		Quarterly
Structured Servicing Holdings, L.P.	7/1/2002	17,825,940	25,550,707		1.44	N/A		Monthly

Total Mortgage Arbitrage		225,325,940	242,891,426		13.69

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	60,000,000	61,517,343		3.47	10/31/2005		Annually
AQR Absolute Return Instititutional Fund, L.P.	7/1/2002	24,750,000	28,623,635		1.61	N/A		Quarterly
Brevan Howard L.P.	8/1/2004	23,000,000	24,827,937		1.40	7/31/2005		Monthly
Citadel Wellington LLC	7/1/2002	76,250,000	91,342,677		5.15	N/A		3 Years
Deephaven Market Neutral Fund LLC	7/1/2002	33,000,000	41,087,721		2.32	N/A		Monthly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	34,000,000	43,394,950		2.44	N/A		Quarterly
HBK Fund L.P.	7/1/2002	36,661,677	48,723,000		2.75	N/A		Quarterly
Jet Capital Arbitrage and Event Fund I, L.P.	1/1/2003	18,000,000	20,292,775		1.14	N/A		Quarterly
K Capital II, L.P.	1/1/2003	22,000,000	23,682,595		1.33	N/A		Annually
Nisswa Fund L.P.	7/1/2002	6,424,976	5,677,902		0.32	N/A		Quarterly
Nylon Flagship Fund L.P.	2/1/2005	43,000,000	42,102,488		2.37	N/A		Quarterly
Oak Hill CCF Partners, L.P.	2/1/2005	10,000,000	9,979,475		0.56	N/A		Monthly
OZ Domestic Partners, L.P.	7/1/2002	37,500,000	52,302,870		2.95	N/A		Annually
Q Funding III, L.P.	7/1/2002	9,912,040	17,530,734		0.99	6/30/2009	(d)	3 Years
Sagamore Hill Partners L.P.	7/1/2002	41,750,000	46,155,261		2.60	N/A		Quarterly
Severn River Capital Partners, LP	8/1/2004	5,000,000	4,769,903		0.27	9/30/2005		Quarterly
The Animi Fund, LP	10/1/2003	31,000,000	31,271,214		1.76	N/A		Monthly
Tiburon Fund, L.P.	8/1/2002	22,722,150	20,524,388		1.16	N/A		Quarterly

Total Multi-Strategy		534,970,843	613,806,868		34.59

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2005

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	First Available Redemption Date *	Liquidity **
Investment Funds (continued)

Other Arbitrage
Laxey Investors L.P.	9/1/2004	$21,000,000	$23,527,237	1.33%	N/A	Monthly
Western Investment Hedged Partners L.P.	11/1/2003	6,600,000	7,339,063	0.41	N/A	Monthly
Western Investment Institutional Partners LLC	4/1/2004	2,000,000	2,192,738	0.12	N/A	Monthly

Total Other Arbitrage		29,600,000	33,059,038	1.86

Risk Arbitrage
Empyrean Capital Fund, LP	7/1/2004	19,500,000	20,236,141	1.14	N/A	Quarterly

Total Risk Arbitrage		19,500,000	20,236,141	1.14

Statistical Arbitrage
IKOS, LP Equity Class	7/1/2002	25,206,130	29,151,861	1.64	N/A	Quarterly
Thales Fund, L.P.	7/1/2002	4,562,254	5,509,676	0.31	N/A	Quarterly

Total Statistical Arbitrage		29,768,384	34,661,537	1.95

Total Investments in Investment Funds		1,510,915,049	1,688,906,474	95.17

Purchased Options
Iboxx CDX Swaption expires 12/20/05		127,400	211,221	0.01
Iboxx CDX Swaption expires 12/20/05		122,500	197,268	0.01
Iboxx CDX Swaption expires 12/20/05		62,400	96,621	0.01
Iboxx CDX Swaption expires 12/20/05		273,000	129,376	0.01
Iboxx CDX Swaption expires 12/20/05		401,500	182,453	0.01

Total Purchased Options		986,800	816,939	0.05

Short-Term Investments
State Street Euro Dollar Time Deposit
2.50% due 07/01/05		17,457,771	17,457,771	0.98

Total Short-Term Investments		17,457,771	17,457,771	0.98

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2005

Description		Cost	Fair Value	Percent of Partners’ Capital
Total Investments in Investment Funds, Options and Short-Term Investments		$1,529,359,620	$1,707,181,184	96.20%

Other Assets, less Liabilities			67,428,074	3.80

Total Partners’ Capital			$1,774,609,258	100.00%

Underlying Investment Fund	Swap Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Total Return Swaps
ANOVA Fund Ltd.	UBS AG	^	$26,587,971	$(709,065)
The Carrousel Fund Ltd.	UBS AG	^	13,366,399	351,969
HBK Fund L.P.	Deutsche Bank AG	^	35,000,000	1,099,801

				$742,705

Detailed information about the Investment Funds’ portfolios is not available.

*	From original investment date
**	Available frequency of redemptions after initial lock-up period
^	Perpetual maturity. Resets quarterly.
N/A	Initial lock-up period has either expired prior to June 30, 2005 or Investment Fund did not have an initial lock-up period.
(a)	Fair valued by the Adviser. See discussion in Note 2 to the financial statements.
(b)	Liquidity restricted. See discussion of Note 2 to the financial statements.
(c)	In liquidation. See discussion in Note 2 to the financial statements.
(d)	Based on an agreement with the underlying fund’s investment manager, if the investment becomes greater than 8% of the Partnership’s net assets, the Partnership may elect to redeem at the next available month-end date in an amount sufficient to bring the investment’s value to below 8% of the Partnership’s net assets.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2005

Strategy Allocation	Percent of Partners’ Capital
Multi-Strategy	34.59%
Long-Short	17.96
Credit Trading and Capital Structure Arbitrage	14.45
Mortgage Arbitrage	13.69
Fixed Income Arbitrage	4.10
Long Only Distressed	3.23
Convertible Arbitrage	2.20
Statistical Arbitrage	1.95
Other Arbitrage	1.86
Risk Arbitrage	1.14

Total Investments in Investment Funds	95.17%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited)

June 30, 2005

1. Organization

Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) was organized under the laws of the State of Delaware as a limited partnership on November 6, 2001 and commenced operations on July 1, 2002 pursuant to an Amended and Restated Agreement of Limited Partnership (as it may be amended, modified or otherwise supplemented from time to time, the “Agreement”). The Partnership is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Partnership’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers who employ a variety of alternative investment strategies. Investments of the Partnership are selected opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such Investment Funds while seeking to invest in compelling investment strategies and with promising investment managers at optimal times. The Partnership may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

The Partnership’s Board of Directors (the “Board”) provides broad oversight over the operations and affairs of the Partnership. A majority of the Board is comprised of persons who are independent with respect to the Partnership.

Morgan Stanley Alternative Investment Partners LP serves as the General Partner (the “General Partner”) of the Partnership subject to the ultimate supervision of, and subject to any policies established by, the Board. The General Partner has claimed an exclusion from the definition of commodity pool operator with the National Futures Association (“NFA”) in connection with the Partnership. Morgan Stanley AIP GP LP serves as the Partnership’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Partnership, subject to the supervision of the Board. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended, and has claimed an exemption from registration as a commodity trading adviser with the NFA in connection with the Partnership. The General Partner and the Adviser are affiliates of Morgan Stanley. The Partnership has no fixed termination date and will continue unless the Partnership is otherwise terminated under the terms of the Agreement or unless and until required by law.

Limited partnership interests of the Partnership (the “Interests”) are generally issued at the beginning of each calendar quarter, unless otherwise determined at the discretion of the General Partner. Additional subscriptions for Interests by eligible investors are accepted into the Partnership at net asset value. The Partnership may from time to time offer to repurchase Interests (or portions of them) at net asset value pursuant to written tender made by a limited partner of the Partnership (a “Limited Partner”). Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

It is anticipated that each repurchase offer by the Partnership will be made with respect to Interests representing 5%-25% of the current net asset value of the Partnership. It is also anticipated that, subject to the approval of the Board, the Partnership will make such offers to repurchase Interests (or portions of them) from Limited Partners quarterly on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Partnership will initially pay at least 90% of the estimated value of the repurchased Interests (or portions of them) to Limited Partners within 30 days after the value of the Interests to be repurchased is determined; the remaining amount will be paid out promptly after completion of the annual audit of the Partnership.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Partnership in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the General Partner to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Partnership will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At June 30, 2005, 94.73% of the Partnership’s portfolio was comprised of investments in Investment Funds. Of the remainder of the portfolio, 4.24%, based on the notional value, was invested in total return equity swaps (see Note 5), 0.05% in purchased options and 0.98% in a Eurodollar time deposit. The Board has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of such Investment Fund, as such value is supplied by the Investment Fund’s investment manager from time to time, usually monthly. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

The Partnership’s investment in Lancer Partners, L.P. (“Lancer”), an Investment Fund, was fair valued in good faith by the Adviser as of June 30, 2005 at a value of $0, representing 0.00% of partners’ capital. The manager of Lancer has failed to deliver audited financial statements for Lancer for 2001, 2002, 2003 and 2004. In February 2003, the General Partner initiated a legal action against Lancer and its manager in the Superior Court of the State of Connecticut for access to the full books and records of Lancer. Subsequently, Lancer filed a petition for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The General Partner is a member of the creditors committee formed as part of that proceeding. On July 8, 2003, the United States Securities and Exchange Commission (“SEC”) instituted a civil action against Lancer, Lancer Management Group, LLC, Lancer Management Group II, LLC (Lancer’s general partner and fund manager, referred to with Lancer Management Group, LLC as “Lancer Management”), Michael Lauer (the principal of Lancer Management) as well as against other entities affiliated with Lauer. The SEC alleges that Lauer and Lancer Management made fraudulent misrepresentations to investors by, among other things, overstating the value of the funds and manipulating the price of shares of some of the companies in which Lancer invested. The SEC obtained a temporary restraining order which appointed a receiver for Lancer Management and granted other relief against Lancer Management and Lauer, while deferring to the bankruptcy court with respect to Lancer. Subsequently, the receiver advised the bankruptcy court that it was now in control of Lancer, that Lauer would not be contesting the preliminary injunction sought by the SEC, and that Lauer had agreed not to take any further action with respect to Lancer. It is anticipated that the receiver will evaluate the financial status of Lancer and, in consultation with the creditor and equity committees in the bankruptcy proceeding, propose a plan for winding up Lancer. The Partnership will continue to pursue its rights with regard to the bankruptcy action.

The Partnership’s investment in Safe Harbor Fund, L.P. (“Safe Harbor”), an Investment Fund, was fair valued in good faith by the Adviser as of June 30, 2005 at a value of $8,929,428, representing 0.50% of partners’ capital. Safe Harbor, formerly managed by Beacon Hill Asset Management LLC, was placed into receivership by order of the U.S. Federal District Court, Southern District of New York (the “District Court”), on September 16, 2003. Safe Harbor, along with two other funds, is a feeder fund of Beacon Hill Master, Ltd. (In Official Liquidation) (“Beacon Hill Master”). On January 30, 2004, the Grand Court of the Cayman Islands entered an order appointing two Joint Official Liquidators (the “JOLs”) of Beacon Hill Master. One of the JOLs also serves as receiver for Safe Harbor. On June 7, 2005, the JOLs mailed a notice announcing their intent to allocate Beacon Hill Master’s assets to its three feeder funds, including Safe Harbor, using a distribution methodology that uses the averaged shareholdings as a basis for allocation (referred to as the “Averaged Method”). On August 11, 2005, the shareholders of the Bristol Fund Ltd. (the “Bristol Fund”),

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

another feeder fund of Beacon Hill Master, approved the Scheme of Arrangement, which employs the Averaged Method, for distribution of Bristol Fund shares. A hearing in the Grand Court of the Cayman Islands to formally approve the Averaged Method was held on August 17, 2005, however the court adjourned the hearing due to an objecting shareholder’s request, and will readjourn when such shareholder has had a chance to join as a party to the proceedings. Bristol Fund’s Official Liquidator is drafting a response to the objecting shareholder that will hopefully relieve the concerns of the objecting shareholder and abate the need for the pursuit of the shareholder’s present objections. While the receiver for Safe Harbor intends to endorse the Averaged Method for distribution of Beacon Hill Master’s assets, counsel for the objecting shareholder has advised the receiver that it does not endorse the Averaged Method. Should such objecting shareholder’s position not waiver, Beacon Hill Master may be required to conduct a Scheme of Arrangement similar to the one presently being conducted by the Bristol Fund. The Partnership has been informed by the receiver that either way, pending the outcome of the Bristol Fund Scheme of Arrangement, the Cayman counsel to the JOLs will seek directions on this matter from the Grand Court of the Cayman Islands sometime shortly after the Bristol Fund Scheme of Arrangement is decided. The distribution methodology will have to be approved by the courts in litigation that is pending against Safe Harbor. The Adviser has determined that the Averaged Method is the appropriate method to use as the basis for the fair value of the Partnership’s investment in Safe Harbor and has done so as of June 30, 2005. The ultimate value of the Partnership’s investment in Safe Harbor will not be determined until a final distribution methodology in respect of Safe Harbor and Beacon Hill Master is approved by the courts and any potential liabilities associated with them are resolved. In particular, Safe Harbor’s fair value does not reflect any potential liabilities associated with either the liquidation of Beacon Hill Master or any pending action against Safe Harbor, Beacon Hill Master, their former investment manager or any party with a potential indemnification claim that succeeds against Safe Harbor or Beacon Hill Master.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets, Liabilities and Partners’ Capital.

Income Recognition and Expenses

The Partnership recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds’ net asset value is included in net change in unrealized appreciation on investments in Investment Funds on the Statement of Operations. Redemptions received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost and realized gain (loss) from investments in Investment Funds on a pro rata basis.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Income Recognition and Expenses (continued)

Net profits or net losses of the Partnership for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Limited Partners and the General Partner (collectively, the “Partners”) as of the last day of each month in accordance with the Partners’ investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation on investments, income, net of accrued expenses, and realized gains or losses, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.

Cash and Cash Equivalents

The Partnership treats all highly liquid financial instruments that have original maturities within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. All cash is invested overnight in a short-term time deposit with the Partnership’s custodian, State Street Bank and Trust Company.

Income and Withholding Taxes

No provision for federal, state, or local income taxes is provided in the financial statements. In accordance with the Internal Revenue Code of 1986, as amended, the Partners are to include their respective share of the Partnership’s realized profits or losses in their individual tax returns.

The Partnership is required to withhold U.S. tax from U.S. source dividends allocable to its foreign partners and to remit those amounts to the Internal Revenue Service. The rate of withholding is generally the rate at which the particular foreign partner is subject to U.S. federal income tax. The foreign partners are obligated to indemnify the Partnership for any taxes that the Partnership is required to withhold as well as any interest or penalties. Withholding taxes are specifically allocated to the capital accounts of the foreign partners who incur the withholding. For the period from January 1, 2005 to June 30, 2005, the Partnership did not withhold or pay any taxes.

Limitation of Limited Partner Liability

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner’s share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Performance Incentive, Related Party Transactions and Other

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), as amended, between the Adviser and the Partnership, the Adviser receives a management fee for services provided to the Partnership, calculated and paid monthly at a rate of 0.046% (0.55% on an annualized basis) of the Partnership’s net assets as of the end of business on the last business day of each month, before adjustment for any redemptions effective on that day. For the period from January 1, 2005 to June 30, 2005, the Partnership incurred management fees of $4,903,193.

Under the terms of the Agreement, as amended, the General Partner’s “Performance Incentive” for each Incentive Period, as defined in the Agreement, is equal to 10% of the amount, if any, of: (1) the net profits allocated to each Limited Partner’s capital account for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) the greater of (a) the Limited Partner’s Hurdle Rate Amount (as defined below) for the Incentive Period or (b) the Loss Carryforward Amount(s), as defined in the Agreement, applicable to the Limited Partner’s capital account. With respect to each Limited Partner for each Incentive Period, the Performance Incentive allocated to the General Partner initially will not exceed 1.75% of the Limited Partner’s ending capital account balance for that Incentive Period, as determined prior to the deduction of the Performance Incentive.

The Partnership’s “Hurdle Rate” for a given Incentive Period is initially equal to 5% per annum plus the rate of return achieved by the Citi Three-Month U.S. Treasury Bill Index over the same Incentive Period. A Limited Partner’s “Hurdle Rate Amount” for a given Incentive Period is equal to the Hurdle Rate calculated for a given Incentive Period multiplied by the Limited Partner’s capital account balance as of the beginning of that Incentive Period. The Hurdle Rate is not cumulative and resets for each Incentive Period at the beginning of each such Incentive Period. The Performance Incentive is debited from each Limited Partner’s capital account and credited to the General Partner’s capital account at the end of each such Incentive Period. During the period from January 1, 2005 to June 30, 2005 and during the year ended December 31, 2004, the Performance Incentive was $0 and $54,887, respectively, and is included in the Statements of Changes in Partners’ Capital.

State Street Bank and Trust Company (the “Administrator”) provides accounting and administrative services to the Partnership. Under an administrative services agreement, the Administrator is paid a fee computed and payable monthly at an annual rate of 0.0650% of the Partnership’s average monthly net assets. In addition, the Partnership is charged for certain reasonable out-of-pocket expenses incurred by the Administrator on its behalf.

State Street Bank and Trust Company also serves as the custodian for the Partnership. Custody fees are payable monthly based on assets held in custody and investment purchases and sales activity, plus reimbursement for certain reasonable out-of-pocket expenses.

At June 30, 2005, there was one Limited Partner, unaffiliated with Morgan Stanley, with a capital balance that represented approximately 58% of the Partnership’s capital and another Limited Partner, unaffiliated with Morgan Stanley, that invested in the Partnership indirectly through a related limited partnership, which had a capital balance that represented approximately 17% of the Partnership’s capital.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

4. Investments in Investment Funds

As of June 30, 2005, the Partnership invested primarily in Investment Funds, none of which were related parties of Morgan Stanley. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners in the form of management fees ranging from 0.0% to 2.5% annually of net assets and performance incentive fees/allocations ranging from 15% to 25% of net profits earned.

At June 30, 2005, approximately 0.99% of the Partnership’s capital was invested in Investment Funds with lock-ups extending beyond one year from June 30, 2005.

For the period from January 1, 2005 to June 30, 2005, aggregate purchases and proceeds from sales of investments in Investment Funds were $178,500,000, and $125,650,036, respectively.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income or loss allocated to the Partnership from the Investment Funds. The allocated taxable income or loss is reported to the Partnership by the Investment Funds on Schedules K-1. The Partnership has not yet received all such Schedules K-1 for the year ended December 31, 2005.

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Partnership’s risk of loss in these Investment Funds is limited to the value of these investments as reported by the Partnership.

Options

The Partnership may utilize options and “synthetic” options written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in over-the-counter markets. Options are valued based on market values provided by dealers. When options are purchased over-the-counter, the Partnership bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Adviser may have difficulty closing out the Partnership’s position. Over-the-counter options also may include options on “baskets” of specific securities.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

5. Financial Instruments with Off-Balance Sheet Risk (continued)

Options (continued)

The Partnership may purchase call and put options on specific securities for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option.

The Partnership may purchase call and put options on stock indices listed on national securities exchanges or traded in over-the-counter markets for hedging purposes and non-hedging purposes in seeking to achieve its investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of options on stock indexes will be subject to the Adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks.

Swap Agreements

The Partnership may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Partnership had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, in the value of an Investment Fund, or in a “basket” of securities representing a particular index. Effective January 1, 2004, the Partnership adopted the method of accounting for interim payments on swap contracts in accordance with clarification provided by the SEC to registered investment companies. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Partners’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

5. Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

Most swap agreements entered into by the Partnership require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations or rights under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

Swaps are valued based on market values provided by dealers. The Partnership is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Partnership is contractually obligated to make. If the other party to a swap defaults, the Partnership’s risk of loss consists of the net amount of payments that the Partnership contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Partners’ Capital.

The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

As of June 30, 2005, the following swap contracts were outstanding:

Notional Amount	Maturity Date	Description	Unrealized Appreciation (Depreciation)
$26,587,971	*	Agreement with UBS AG, London Branch, dated 1/01/05 to receive the total return of the Series B Investment Class shares of ANOVA Fund Ltd. in exchange for an amount to be paid quarterly.	$(709,065)

$13,366,399	*	Agreement with UBS AG, London Branch, dated 1/01/05 to receive the total return of the Series D Investment Class shares of The Carrousel Fund Ltd. in exchange for an amount to be paid quarterly.	$351,969

$35,000,000	*	Agreement with Deutsche Bank AG, London Branch, dated 1/01/05 to receive the total return of partnership interests in HBK Fund L.P. in exchange for an amount to be paid quarterly.	$1,099,801

			$742,705

*	Perpetual maturity. Resets quarterly.

Cash for $67,954,370 has been deposited with the counterparty and is included in due from broker in the Statement of Assets, Liabilities and Partners’ Capital.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

6. Contractual Obligations

The Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown. However, the Partnership has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Financial Highlights

The following represents ratios to average Limited Partners’ capital and other financial highlights information for Limited Partners. The calculations below are not annualized.

	For the Period from January 1, 2005 to June 30, 2005	For the Year Ended December 31, 2004 (e)	For the Year Ended December 31, 2003	For the Period From July 1, 2002 (a) to December 31, 2002
Total return – prior to Performance Incentive	1.01%	5.58%	10.61%	(0.67)%
Performance Incentive	—	0.00 (c)	(0.67)	0.00 (c)

Total return – net of Performance Incentive (b)	1.01%	5.58%	9.94%	(0.67)%
Ratio of total expenses to average Limited Partners’ capital (d)	0.35%	0.92%	1.04%	0.55%
Performance Incentive to average Limited Partners’ capital	—	0.00 (c)	0.63	0.00 (c)

Ratio of total expenses and Performance Incentive to average Limited Partners’ capital (d)	0.35%	0.92%	1.67%	0.55%
Ratio of net investment loss to average Limited Partners’ capital (d)(f)	(0.31)%	(0.87)%	(0.99)%	(0.51)%
Portfolio turnover	7%	13%	13%	5%
Net assets at end of the period (000s)	$1,774,609	$1,717,415	$1,096,799	$719,356

(a)	Commencement of operations.
(b)	Total return assumes a purchase of an interest in the Partnership at the beginning of the period indicated and a sale of the Partnership interest on the last day of the period indicated, after Performance Incentive, if any, to the General Partner, and does not reflect the impact of placement fees, if any, incurred when subscribing to the Partnership.
(c)	Impact of Performance Incentive represented less than 0.005%.
(d)	Ratios do not reflect the Partnership’s proportionate share of the income and expenses of the Investment Funds.
(e)	As of January 1, 2004, the Partnership adopted the method of accounting for interim payments on swap contracts in accordance with clarification provided by the SEC to registered investment companies. The Partnership has reclassified interim payments made under total return swap agreements. These interim payments are reflected within net realized loss and net change in unrealized appreciation on swap contracts on the Statement of Operations; however prior to January 1, 2004, these interim payments were reflected within interest expense on the Statement of Operations. The effect of this change for the year ended December 31, 2004 was to decrease the ratio of net investment loss to average Limited Partners’capital and to decrease the ratio of total expenses to average Limited Partners’ capital by 0.05% and 0.05%, respectively.
(f)	Excludes impact of Performance Incentive.

The above ratios and total return have been calculated for the Limited Partners’ class taken as a whole. An individual Limited Partner’s return and ratios may vary from these returns and ratios due to the timing of capital transactions and withholding tax allocation.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

8. Subsequent Events

From July 1, 2005 through August 19, 2005, the Partnership accepted approximately $118.3 million in additional contributions and had withdrawals of approximately $7.9 million. The Partnership has also received tenders to repurchase Interests of $3.2 million as of September 30, 2005.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Advisory Agreement, including the selection of Investment Funds for investment of the Partnership’s assets, allocation of the Partnership’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers of Investment Funds, management of short-term cash and operations of the Partnership, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Partnership for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the Advisory Agreement, including, among other things, providing to the Partnership office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the investment advisory and administrative services to the Partnership. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed performance of all funds managed by the Adviser based on information provided by Lipper Inc. (“Lipper”), an independent provider of investment company data. Lipper informed the Board that it could not find any performance information for any other registered fund of hedge funds that could provide the Board an objective basis for comparison with similar funds managed by other investment advisers. Lipper, therefore, provided a report to the Board (the “Lipper Report”) that showed the Partnership’s performance, without a comparison with other similar funds, for the one-year period ended November 30, 2004 and for the period from June 30, 2002 to November 30, 2004. The Board considered that the Partnership seeks capital appreciation that is neither highly correlated with fixed income or equity indices nor disproportionately influenced by the performance of any one Investment Fund. The Board considered the Partnership’s positive performance since inception, the relative lack of correlation of such performance to fixed income or equity indices generally or to any one Investment Fund, and the relatively low level of repurchases by Limited Partners of the Partnership. The Board concluded that performance was satisfactory.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Investment Advisory Agreement Approval (Unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate, Performance Incentive and total expense ratio (as estimated by the Adviser) of the Partnership. The Board noted that Lipper did not provide fee and expense information for funds managed by other advisers with investment strategies comparable to those of the Partnership and, as a result, there was no expense peer group. However, the Board considered that (i) the Partnership reduced its management fee from 0.75% to 0.55% in November 2004; (ii) the Partnership’s Performance Incentive includes a relatively high hurdle rate and an incentive cap, which together limit the potential amount of the Performance Incentive in respect of any one year; and (iii) the Partnership’s estimated total expense ratio (excluding the Performance Incentive) was consistent with management’s expectations as expressed to the Board. The Board concluded that the Partnership’s management fee, Performance Incentive and estimated total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Partnership’s management fee schedule under the Advisory Agreement and noted that it does not include any breakpoints. The Board considered that the Partnership reduced its management fee from 0.75% to 0.55% in November 2004 and concluded that the fee was sufficiently low that the Board did not need to consider adding breakpoints at this time.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Partnership and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Partnership.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Partnership and the Morgan Stanley Fund Complex. The Board considered the fall-out benefits to be minimal given the unique nature of the Partnership as a fund of hedge funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Partnership (“soft dollars”). The Board noted that the Partnership invests substantially all its assets in Investment Funds, which do not generate soft dollars.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Investment Advisory Agreement Approval (Unaudited) (continued)

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Historical Relationship Between the Partnership and the Adviser

The Board also reviewed and considered the historical relationship between the Partnership and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Partnership’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Partnership to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Partnership’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Partnership’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Partnership and its shareholders to approve renewal of the Advisory Agreement (and the Performance Incentive) for another year.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Partnership’s policies and procedures with respect to the voting of proxies relating to the Partnership’s Investment Funds; and (2) how the Partnership voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Partnership at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Partnership also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Partnership’s first and third fiscal quarters on Form N-Q. The Partnership’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Partnership’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Partnership at 1-888-322-4675.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Directors

Charles A. Fiumefreddo, Chairman of the Board and Director

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Officers

Mitchell M. Merin, President

Ronald E. Robison, Executive Vice President and Principal Executive Officer

Joseph J. McAlinden, Vice President

Barry Fink, Vice President

Stefanie Chang Yu, Vice President

Cory Pulfrey, Vice President

Amy R. Doberman, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Noel Langlois, Assistant Treasurer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02116

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

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ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8	Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Executive Vice President
Date:	August 29, 2005

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 29, 2005

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 29, 2005